UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___            Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):	______________
Commission File Number of securitizer:	______________
Central Index Key Number of securitizer:	______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: N/A
Central Index Key Number of sponsor: 0001633283

Towd Point Mortgage Trust 2018-3

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001742812
Central Index Key Number of underwriter (if applicable): N/A

Michael Hitzmann, (646) 233-0753

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3 and 99.4 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2(a) – UW Compliance
Schedule 2(b) – UW Compliance
Schedule 2(c) – UW Compliance
Schedule 2(d) – UW Compliance
Schedule 3(a) – Itemized Exceptions
Schedule 3(b) – Itemized Exceptions
Schedule 4(a) – Modification
Schedule 4(b) – Modification
Schedule 4(c) – Modification
Schedule 4(d) – Modification
Schedule 5 – Rating Agency Grading
Schedule 6(a) – Servicing Pay History
Schedule 6(b) – Servicing Pay History
Schedule 7(a) – Servicing Collection Comments
Schedule 7(b) – Servicing Collection Comments
Schedule 8 – Data Compare
Schedule 9(a) – Tax and Title Report
Schedule 9(b)(1) – Tax and Title Report
Schedule 9(b)(2) – Tax and Title Report
Schedule 9(c)(1) – Tax and Title Report
Schedule 9(c)(2) – Tax and Title Report
Schedule 9(d) – Tax and Title Report
Schedule 9(e)(1) – Tax and Title Report
Schedule 9(e)(2) – Tax and Title Report
Schedule 9(f)(1) – Tax and Title Report
Schedule 9(f)(2) – Tax and Title Report
Schedule 9(g) – Tax and Title Report
Schedule 9(h) – Tax and Title Report
99.2	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative Report
Schedule 2 – Conditions Report
Schedule 3 – Tape Compare
Schedule 4 – Pay History 1
Schedule 5 – Pay History 2
Schedule 6 – Rating Agency ATR QM  Data Fields
Schedule 7 – RPL Mod Upload
Schedule 8 – Servicing Report

99.4	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Compliance Summary
Schedule 2 – Cure Tracking Report
Schedule 3 – Exception Report
Schedule 4 – Itemized Report
Schedule 5 – Servicing Comment Report
Schedule 6 – Pay String Report
Schedule 7 – Data Disc

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: June 12, 2018

FIRSTKEY MORTGAGE, LLC (Sponsor)

By:	/s/ M. Katherine Marcon
Name: M. Katherine Marcon
Title: Authorized Signatory of FirstKey Mortgage, LLC

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2(a) – UW Compliance
Schedule 2(b) – UW Compliance
Schedule 2(c) – UW Compliance
Schedule 2(d) – UW Compliance
Schedule 3(a) – Itemized Exceptions
Schedule 3(b) – Itemized Exceptions
Schedule 4(a) – Modification
Schedule 4(b) – Modification
Schedule 4(c) – Modification
Schedule 4(d) – Modification
Schedule 5 – Rating Agency Grading
Schedule 6(a) – Servicing Pay History
Schedule 6(b) – Servicing Pay History
Schedule 7(a) – Servicing Collection Comments
Schedule 7(b) – Servicing Collection Comments
Schedule 8 – Data Compare
Schedule 9(a) – Tax and Title Report
Schedule 9(b)(1) – Tax and Title Report
Schedule 9(b)(2) – Tax and Title Report
Schedule 9(c)(1) – Tax and Title Report
Schedule 9(c)(2) – Tax and Title Report
Schedule 9(d) – Tax and Title Report
Schedule 9(e)(1) – Tax and Title Report
Schedule 9(e)(2) – Tax and Title Report
Schedule 9(f)(1) – Tax and Title Report
Schedule 9(f)(2) – Tax and Title Report
Schedule 9(g) – Tax and Title Report
Schedule 9(h) – Tax and Title Report

99.2	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative Report
Schedule 2 – Conditions Report
Schedule 3 – Tape Compare
Schedule 4 – Pay History 1
Schedule 5 – Pay History 2
Schedule 6 – Rating Agency ATR QM  Data Fields
Schedule 7 – RPL Mod Upload
Schedule 8 – Servicing Report

99.4	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Compliance Summary
Schedule 2 – Cure Tracking Report
Schedule 3 – Exception Report
Schedule 4 – Itemized Report
Schedule 5 – Servicing Comment Report
Schedule 6 – Pay String Report
Schedule 7 – Data Disc